INITIAL PUBLIC OFFERING (Details) - Aldel Financial Inc. - USD ($)			3 Months Ended	9 Months Ended
	Apr. 12, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Units Issued During Period Shares New Issues	2,000	1,500,000
Proceeds from issuance of units	$ 115,000,000
Initial Public Offering
Units Issued During Period Shares New Issues	11,500,000	10,000,000	11,500,000	115,000,000
Price per unit	$ 10.00
Over-allotment option
Units Issued During Period Shares New Issues	1,500,000	11,500,000	515,000